Schedule of Investments (unaudited) May 31, 2020	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
0.13%, 05/15/23	$10,154	$10,134,961
0.25%, 04/15/23	1,535	1,537,938
0.25%, 05/31/25	45,147	45,028,842
0.38%, 03/31/22	4	3,915
0.38%, 04/30/25	4,230	4,243,384
0.50%, 03/31/25	2,600	2,624,273
0.50%, 04/30/27	177,285	177,430,429
0.50%, 05/31/27	24,973	24,983,731
0.63%, 03/31/27	2,302	2,323,761
1.13%, 02/28/25	2,216	2,303,688
1.13%, 02/28/27	17,801	18,566,582
1.25%, 07/31/23	35,661	36,840,878
1.25%, 08/31/24	186,038	193,806,539
1.38%, 06/30/23	41,858	43,372,186
1.38%, 08/31/23	520	539,683
1.50%, 01/31/22	8	8,176
1.50%, 02/28/23	367	380,232
1.50%, 03/31/23	476	493,720
1.50%, 08/15/26	39,104	41,635,067
1.63%, 08/15/22	10	10,320
1.63%, 08/31/22	1	1,033
1.63%, 11/15/22	10	10,355
1.63%, 04/30/23	24	24,583
1.63%, 05/31/23	2,202	2,295,929
1.63%, 02/15/26	356,504	381,264,315
1.63%, 05/15/26	481,181	515,314,777
1.63%, 09/30/26	53,837	57,792,865
1.75%, 03/31/22	8	8,230
1.75%, 04/30/22	10	10,303
1.75%, 05/15/22	10	10,308
1.75%, 05/31/22	10	10,314
1.75%, 06/30/22	10	10,327
1.75%, 07/15/22	35	36,166
1.75%, 09/30/22	10	10,366
1.75%, 01/31/23	50	52,078
1.75%, 05/15/23	472,158	493,773,983
1.88%, 01/31/22	10	10,282
1.88%, 03/31/22	10	10,311
1.88%, 04/30/22	10	10,325
1.88%, 05/31/22	10	10,340
1.88%, 07/31/22	10	10,366
1.88%, 08/31/22	10	10,384
1.88%, 09/30/22	3	3,118
1.88%, 10/31/22	10	10,409
1.88%, 07/31/26	25,936	28,208,439
2.00%, 07/31/22	10	10,395
2.00%, 10/31/22	10	10,439
2.00%, 11/30/22	10	10,453
2.00%, 02/15/23	772	809,726
2.00%, 04/30/24	14,155	15,123,733
2.00%, 05/31/24	1,388	1,484,618
2.00%, 06/30/24	75,018	80,336,659
2.00%, 02/15/25	649,170	700,647,048
2.00%, 08/15/25	92,948	100,877,626
2.00%, 11/15/26	1,528	1,677,637
2.13%, 06/30/22	10	10,407
2.13%, 12/31/22	10	10,500

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 11/30/23	$400,500	$427,095,277
2.13%, 02/29/24	215,663	230,860,716
2.13%, 03/31/24	48,272	51,745,321
2.13%, 07/31/24	34,906	37,603,034
2.13%, 09/30/24	34,906	37,683,481
2.13%, 05/15/25	425,763	463,433,046
2.13%, 05/31/26	196,809	216,681,545
2.25%, 04/15/22	10	10,387
2.25%, 12/31/23	166,575	178,612,646
2.25%, 01/31/24	1,771	1,901,819
2.25%, 10/31/24	36,680	39,849,381
2.25%, 11/15/24	515,801	560,732,105
2.25%, 12/31/24	101,080	110,078,489
2.25%, 11/15/25	825,431	909,134,862
2.25%, 02/15/27	784,996	877,233,030
2.25%, 08/15/27	183,000	205,753,477
2.38%, 01/31/23	91	96,297
2.38%, 08/15/24	1,070,894	1,165,392,032
2.38%, 05/15/27	810,963	915,976,375
2.50%, 03/31/23	411	437,811
2.50%, 01/31/24	10,011	10,840,427
2.50%, 05/15/24	584,112	635,837,857
2.63%, 06/30/23	22,925	24,629,151
2.63%, 12/31/23	80,253	87,118,394
2.63%, 03/31/25	19,106	21,226,318
2.75%, 04/30/23	1,236	1,327,197
2.75%, 05/31/23	331,785	357,031,765
2.75%, 07/31/23	287,244	310,335,723
2.75%, 08/31/23	23,900	25,866,148
2.75%, 11/15/23	136,892	148,843,314
2.75%, 02/15/24	536,360	586,140,913
2.75%, 02/28/25	10,388	11,583,837
2.75%, 06/30/25	91,708	102,863,418
2.88%, 09/30/23	21,314	23,198,957
2.88%, 10/31/23	19,434	21,194,447
2.88%, 05/31/25	113,536	127,905,851
2.88%, 07/31/25	27,670	31,257,372
2.88%, 11/30/25	21,832	24,805,757
3.00%, 09/30/25	40,980	46,709,196
3.00%, 10/31/25	72,969	83,278,836
7.13%, 02/15/23	365	434,051
7.25%, 08/15/22	4	5,088

		12,098,932,600

Total U.S. Government Obligations — 99.6% (Cost: $11,584,967,872)		12,098,932,600

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(a)(b)	226,710	226,710,000

Total Short-Term Investments — 1.9% (Cost: $226,710,000)		226,710,000

Total Investments in Securities — 101.5% (Cost: $11,811,677,872)		12,325,642,600

Other Assets, Less Liabilities — (1.5)%		(179,265,109)

Net Assets — 100.0%		$12,146,377,491

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® 3-7 Year Treasury Bond ETF

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,982	217,728	226,710	$226,710,000	$93,375	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$12,098,932,600	$—	$12,098,932,600
Money Market Funds	226,710,000	—	—	226,710,000

	$226,710,000	$12,098,932,600	$—	$12,325,642,600

2